Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jul. 03, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Customer relationships	$ 25,000	$ 25,000
Trade name	25,000	25,000
Developed technology	325,000	325,000
Intangible assets gross	375,000	375,000
Less: Accumulated amortization	60,000	30,000
Intangible assets net	$ 315,000	345,000
Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Customer relationships		25,000
Trade name		25,000
Developed technology		325,000
Intangible assets gross		375,000
Less: Accumulated amortization		30,000
Intangible assets net		$ 345,000
Customer Relationships [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Useful life		9 years	9 years
Customer Relationships [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Customer Relationships [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	7 years
Trade Names [Member]
Property, Plant and Equipment [Line Items]
Useful life	7 years
Trade Names [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Useful life		9 years	9 years
Developed Technology Rights [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Useful life		6 years	6 years
Developed Technology Rights [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Developed Technology Rights [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years